Leases (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of future aggregate minimum lease non-cancellable operating leases

The future aggregate minimum lease payments the Group will have to cancel under non-cancellable operating leases were as follows:

	06.30.21	06.30.20	06.30.19
No later than 1 year	553	3,647	14,757
Later than 1 year and not later than 5 years	2,048	8,126	22,770
More than 5 years	1,019	3,600	3,151
	3,620	15,373	40,678

Rental properties are considered to be investment property. Book value is included in Note 9. The future minimum proceeds generated from non-cancellable operating leases from Group’s Shopping malls, offices and other buildings are as follows:

	06.30.21	06.30.20	06.30.19
No later than 1 year	4,135	1,819	19,850
Later than 1 year and not later than 5 years	8,272	33,139	44,656
More than 5 years	2,267	16,031	32,083
	14,674	50,989	96,589

The future aggregate minimum lease proceeds under non-cancellable operating leases from the Group are as follows:

	06.30.21	06.30.20	06.30.19
No later than 1 year	148	183	131
Later than 1 year and not later than 5 years	257	222	362
More than 5 years	-	-	11
	405	405	504